Summary of Material Accounting Policies (Details) shares in Millions			1 Months Ended	12 Months Ended
	Nov. 27, 2023	Nov. 23, 2023	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of Material Accounting Policies [Line Items]
Accumulated deficit				$ (369,515,000)		$ (331,446,000)
Net loss				(38,069,000)		(43,100,000)		$ (44,044,000)
Net cash for operating activities				(18,530,000)		(21,497,000)		(34,118,000)
Cash				46,798,000		22,380,000		$ 15,503,000	$ 58,498,000
Provision for uncertain tax				382,000
Financial liability				135,921,000		116,230,000
Fair value liability				67,856,000		66,154,000
Fair value current				26,000,000
Interest rate	10 years	10 years
Assets and liabilities				1.039	€ 1	1.105	€ 1
Income and expenses				$ 1.082	€ 1	$ 1.0813	€ 1
Exceed percentage				5.00%	5.00%
Outstanding aggregate principal amount				15.00%	15.00%
Patents & software [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives				5 years	5 years
Useful lives				3 years	3 years
Customers [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives				6 years 6 months	6 years 6 months
Capitalized Development Costs [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives				5 years	5 years
Furniture [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives				5 years	5 years
Vehicles [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives				5 years	5 years
Level 3 Input [Member]
Summary of Material Accounting Policies [Line Items]
Financial liability				$ 67,900,000
Second tranche [Member]
Summary of Material Accounting Policies [Line Items]
Credit agreement			$ 25,000,000
Initial Agreement [Member]
Summary of Material Accounting Policies [Line Items]
Exceed percentage				7.50%	7.50%
Binomial Tree Valuation Model [Member]
Summary of Material Accounting Policies [Line Items]
Acquired shares | shares				1	1
Bottom of Range [Member]
Summary of Material Accounting Policies [Line Items]
Discount rate				19.07%	19.07%
Depreciation periods range				3 years	3 years
Percentage of buildings				8.00%	8.00%
Percentage of vehicles				2.50%	2.50%
Percentage of materials				9.75%	9.75%
Bottom of Range [Member] | Externally acquired Intellectual property [Member]
Summary of Material Accounting Policies [Line Items]
Estimated useful lives				10 years	10 years
Bottom of Range [Member] | Fair Value [Member]
Summary of Material Accounting Policies [Line Items]
Discount rate				19.07%	19.07%
Top of Range [Member]
Summary of Material Accounting Policies [Line Items]
Discount rate				20.13%	20.13%
Depreciation periods range				7 years	7 years
Percentage of buildings				14.00%	14.00%
Percentage of vehicles				3.75%	3.75%
Percentage of materials				12.00%	12.00%
Top of Range [Member] | Externally acquired Intellectual property [Member]
Summary of Material Accounting Policies [Line Items]
Intellectual property				15 years	15 years
Top of Range [Member] | Fair Value [Member]
Summary of Material Accounting Policies [Line Items]
Discount rate				20.13%	20.13%
Equipment [Member]
Summary of Material Accounting Policies [Line Items]
Useful lives				5 years	5 years